Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Maturities of Debt	Scheduled maturities of debt remaining as of September 30, 2025, for each respective fiscal year end are as follows:
2025	7,313,770
Total	$7,313,770
Scheduled maturities of debt remaining as of December 31, 2024, for each respective fiscal year end are as follows:
2025	5,549,527
Total	$5,549,527